Segment Information - Disclosure of Detailed Information about Assets and Liabilities Based on Operating Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total assets	$ 4,350,377	$ 3,856,397
Liabilities	(1,907,916)	(1,504,617)
Mesquite
Disclosure of operating segments [line items]
Total assets	297,252	280,420
Liabilities	(65,312)	(67,330)
Castle Mountain
Disclosure of operating segments [line items]
Total assets	329,236	290,604
Liabilities	(24,014)	(21,886)
Los Filos
Disclosure of operating segments [line items]
Total assets	1,171,265	1,119,403
Liabilities	(227,567)	(237,617)
Aurizona
Disclosure of operating segments [line items]
Total assets	365,952	335,839
Liabilities	(55,914)	(54,371)
Fazenda
Disclosure of operating segments [line items]
Total assets	94,065	106,945
Liabilities	(30,746)	(38,949)
RDM
Disclosure of operating segments [line items]
Total assets	165,021	146,043
Liabilities	(39,124)	(15,558)
Santa Luz
Disclosure of operating segments [line items]
Total assets	306,076	300,953
Liabilities	(30,693)	(22,971)
Greenstone
Disclosure of operating segments [line items]
Total assets	1,300,441	815,049
Liabilities	(227,533)	(173,665)
Corporate
Disclosure of operating segments [line items]
Total assets	321,069	461,141
Liabilities	$ (1,207,013)	$ (872,270)